As filed with the Securities and Exchange Commission on September 25, 2012
Registration Nos. 033-35190 and 811-06114

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Post-Effective Amendment No. 56	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 54	☑
CAVANAL HILL ® FUNDS
     (Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road
Columbus, Ohio 43219
(Address of Principal Executive Office) (Zip Code)
(800) 762-7085
(Registrant’s Telephone Number, including Area Code)

James L. Huntzinger
President
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219
(Name and Address of Agent for Service)

with a copy to:
Amy E. Newsome
Frederic Dorwart, Lawyers
124 East Fourth Street
Tulsa, OK 74103

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

☑	Immediately upon filing pursuant to paragraph (b)

☐	On __________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On __________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

EXPLANATORY NOTE

This Post-Effective Amendment No. 56 to the Registrant Registration Statement on Form N-1A is filed for the sole purpose of submitting amendment XBRL data filed on May 5, 2012 in connection with the XBRL exhibits for the risk/return summary first provided in its Post-Effective Amendment No. 53 filed December 20, 2011 and incorporates Parts A, B and C from said amendment and its prospectus filed on January 3, 2012 pursuant to Rule 497(c).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Amendment No. 56 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tulsa, Oklahoma on the 25th day of September of 2012.

Cavanal Hill Funds

By:	*/s/ James L. Huntzinger
James L. Huntzinger
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 to the registration statement to be signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

*/s/ James L. Huntzinger	President, Chief Executive Officer	September 25, 2012
James L. Huntzinger

*/s/ Scott H. Rhodes	Treasurer, Chief Financial Officer	September 25, 2012
Scott H. Rhodes

*/s/ William H. Wilson Jr.	Trustee	September 25, 2012
William H. Wilson Jr.

*/s/ David L. Foster	Trustee	September 25, 2012
David L. Foster

*/s/ Scott Grauer	Trustee	September 25, 2012
Scott Grauer

* By Power of attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase